                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2



1.       Name and address of issuer:

         Managed Account Services Portfolio Trust
         1285 Avenue of the Americas
         New York, NY  10019

2.       Name of each series or class of funds for which this notice is filed:

         PACE Money Market Investments
         PACE Government Securities Fixed Income Investments PACE Intermediate Fixed Income Investments
         PACE Strategic Fixed Income Investments
         PACE Municipal Fixed Income Investments
         PACE Global Fixed Income Investments
         PACE Large Company Value Equity Investments
         PACE Large Company Growth Equity Investments
         PACE Small/Medium Company Value Equity Investments PACE Small/Medium Company Growth Equity Investments PACE International Equity Investments
         PACE International Emerging Markets Equity Investments


3.       Investment Company Act File Number:

         811-8764

         Securities Act File Number:

         33-87254


4.       Last day of fiscal year for which this notice is filed:

         7/31/97


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the
         issuer's 24f-2 declaration:       [ ]



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6.       Date of termination of issuer's declaration rule 24f-2(a)(1), if applicable (see Instruction A.6):

         N/A


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

         None.


8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

         None.


9. Number and aggregate sale price of securities sold during the fiscal year:

         53,784,408 shares representing $549,272,762


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

         51,370,567 shares representing $525,173,439


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

         2,413,841 shares representing $24,099,323


12.      Calculation of registration fee:

         (i)  Aggregate sale price of
              securities sold during the
              fiscal year in reliance on
              rule 24f-2 (from Item 10):          $525,173,439
                                                  ------------


        (ii)  Aggregate price of shares
              issued in connection with
              dividend reinvestment plans
              (from Item 11, if applicable):      + 24,099,323
                                                   -----------




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       (iii)   Aggregate price of shares
               redeemed or repurchased during
               the fiscal year (if
               applicable):                        -174,003,802
                                                    -----------


        (iv)   Aggregate price of shares
               redeemed or repurchased and
               previously applied as a
               reduction to filing fees
               pursuant to rule 24e-2 (if
               applicable):                        +          0
                                                    -----------


         (v)   Net aggregate price of
               securities sold and issued
               during the fiscal year in
               reliance on rule 24f-2 [line
               (i), plus line (ii), less line
               (iii), plus line (iv)] (if
               applicable):                        $375,268,960
                                                   ------------

        (vi)   Multiplier prescribed by
               Section 6(b) of the Securities
               Act of 1933 or other
               applicable law or regulation
               (see Instruction C.6):             x 1/33 of 1%
                                                   -----------



        (vii)  Fee due (line (1) or line (v)
               multiplied by line  (vi))          $    113,718
                                                   -----------


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of
       Informal and Other Procedures (17 CFR 202.3a).     [X]

       Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                                  September 25, 1997




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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)           /s/ Ian Williams
                                   Name: Ian Williams
                                   Title: Assistant Treasurer


Date  September 29, 1997




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                           RICHARDS, LAYTON & FINGER
                        One Rodney Square, P.O. Box 551
                           Wilmington, Delaware 19899
                           Telephone: (302) 658-6541
                              Fax: (302) 658-6548



                                                     September 29, 1997




Managed Accounts Services Portfolio Trust
1285 Avenue of the Americas
New York, New York  10019

                  Re: Rule 24f-2 Notice for Managed Account
                      Services Portfolio Trust
                      (Registration Nos. (811-8764; 33-87254)

Dear Ladies and Gentlemen:

          We have acted as special Delaware counsel to Managed Account Services Portfolio Trust (the "Trust"), a Delaware business trust, in connection with the registration under the Securities Act of 1933, as amended, of shares of the Trust's PACE Money Market Investments, PACE Government Securities Fixed Income Investments, PACE Intermediate Fixed Income Investments, PACE Strategic Fixed Income Investments, PACE Municipal Fixed Income Investments, PACE Global Fixed Income Investments, PACE Large Company Value Equity Investments, PACE Large Company Growth Equity Investments, PACE Small/Medium Company Value Equity Investments PACE Small/Medium Company Growth Equity Investments, PACE International Equity Investments and PACE International Emerging Markets Equity Investments (collectively, the "Funds"), made definite in number by the Trust's September 29, 1997 Rule 24f-2 Notice (the "Notice") accompanying this opinion (collectively, the "Shares").

          In giving the opinion stated below, we have reviewed originals or copies, certified or otherwise identified to our satisfaction, of the Trust's Certificate of Trust, dated and filed with the Secretary of State of the State of Delaware (the "Secretary") on 9 September, 1994, the Trust's Certificate of Amendment dated 5 December, 1995 and filed with the Secretary on 9 December 1995, the Trust Instrument, dated September 9, 1994, the Trust Instrument dated September 9, 1994, as revised on June 9, 1995 (collectively, the "Trust Instrument"), the Notice, the Prospectus and the related Statement of Additional Information of the Trust relating to the Funds, each dated October 16, 1996 (collectively, the



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Managed Accounts Services Portfolio Trust
September 29, 1997
Page 2


"Prospectus") and such other documents as we have deemed appropriate.

          Based upon the foregoing and upon examination of such questions of law as we have deemed necessary or appropriate, and subject to the assumptions, exceptions and qualifications set forth herein, we advise you that, in our opinion:

          1. The Trust has been duly formed and is validly existing as a business trust under the Delaware Business Trust Act, 12 Del. C. Sec. 3801, et seq.

          2. The Shares are legally issued, fully paid and non-assessable.

          The foregoing opinion is subject to the following exceptions, qualifications and assumptions:

          A. We are admitted to practice law in the State of Delaware and we do not hold ourselves out as being experts on the law of any other jurisdiction. The foregoing opinion is limited to the laws of the State of Delaware currently in effect. We express no opinion with respect to federal laws.

          B. We have assumed (i) the valid existence of each party to the documents examined by us under the laws of the jurisdiction governing its organization, (ii) that each party has the power and authority to execute and deliver, and to perform its obligations under, the documents examined by us,
(iii) that each party has duly authorized, executed and delivered the documents examined by us, and (iv) that the Trust Instrument constitutes the entire agreement among the parties thereto with respect to the subject matter thereof, including, without limitation, the creation, operation and termination of the Trust, and that the Trust Instrument and the Certificate of Trust are in full force and effect and have not been amended.

          C. We have assumed that all signatures on documents examined by us are genuine, that all documents submitted to us as originals are authentic, and that all documents submitted to us as copies conform with the originals, which facts, which facts we have not independently verified.

          D. We have assumed that the Shares have been issued and paid for in accordance with resolutions of the Trustees of the Trust under the Trust Instrument and as contemplated by the Prospectus.



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Managed Accounts Services Portfolio Trust
September 29, 1997
Page 3


          We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Trust's Rule 24f-2 Notice.



                                               Very truly yours,

                                               /s/Richards, Layton & Finger






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178481.01